PROPERTY AND EQUIPMENT (Details) - Property, Plant and Equipment, Estimated Useful Life	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Tools, Dies and Molds [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Tools, Dies and Molds [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		10 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	7 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years	7 years